TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2017
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

As at December 31,	2017	2016
Trade payables	$256.4	$228.7
Other payables (i)	89.0	111.3
	$345.4	$340.0
(i) Other payables include goods received but not yet paid, interest payable and other accruals.